Summarised financial information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised Financial Information of Income Statement

	Summarised Financial Information
Year ended 31 December 2022	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(115)	(1)	(2)	—	5	1
Dividend income	7,515	—	—	—	4,835	148
Net finance income/(costs)	264	(52)	187	—	(500)	—
Profit/(loss) before taxation	7,664	(53)	185	—	4,340	149
Taxation on ordinary activities	(10)	(9)	(21)	—	110	—
Profit/(loss) for the year	7,654	(62)	164	—	4,450	149
Intercompany Transactions – Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(116)	(1)	(2)	—	47	—
Transactions with non-issuer/non-guarantor subsidiaries net finance (cost)/income	52	815	732	—	25	—
Dividend income from non-issuer/non-guarantor subsidiaries	7,515	—	—	—	4,835	148

	Summarised Financial Information
Year ended 31 December 2021	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(111)	(1)	(2)	—	3	—
Dividend income	6,200	—	—	—	4,827	164
Net finance income/(costs)	170	(43)	63	1	(421)	—
Profit/(loss) before taxation	6,259	(44)	61	1	4,409	164
Taxation on ordinary activities	5	19	1	—	97	—
Profit/(loss) for the year	6,264	(25)	62	1	4,506	164
Intercompany Transactions – Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(111)	(1)	(2)	—	36	—
Transactions with non-issuer/non-guarantor subsidiaries net finance (cost)/income	(2)	709	370	—	28	—
Dividend income from non-issuer/non-guarantor subsidiaries	6,200	—	—	—	4,827	164

Summarised Financial Information of Balance Sheet

	Summarised Financial Information
As at 31 December 2022	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Balance Sheet
Non-current assets	1,917	20,962	2,480	1,500	405	45
Current assets	9,166	7,947	42,748	22	1,135	8
Non-current liabilities	1,580	20,018	14,058	1,500	10,094	12
Non-current borrowings	1,572	19,762	13,510	1,500	10,033	—
Other non-current liabilities	8	256	548	—	61	12
Current liabilities	55	8,749	29,379	21	1,011	1
Current borrowings	23	8,657	28,525	21	568	1
Other current liabilities	32	92	854	—	443	—
Intercompany Transactions – Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,117	17,003	42,752	—	700	8
Amounts due to non-issuer/non-guarantor subsidiaries	5	3,890	22,702	—	34	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	26,690	1,573

	Summarised Financial Information
As at 31 December 2021	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Balance Sheet
Non-current assets	1,916	18,192	4,986	1,417	357	75
Current assets	8,443	3,583	35,772	21	1,033	19
Non-current liabilities	9	17,024	13,667	1,417	8,778	19
Non-current borrowings	—	16,965	13,560	1,417	8,719	—
Other non-current liabilities	9	59	107	—	59	19
Current liabilities	1,607	4,633	25,451	20	882	10
Current borrowings	1,580	4,602	25,081	20	263	10
Other current liabilities	27	31	370	—	619	—
Intercompany Transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	8,405	14,999	38,539	—	1,360	19
Amounts due to non-issuer/non-guarantor subsidiaries	—	3,006	20,422	—	48	9
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	23,643	1,488

Summary of Unconsolidated Equity Results
BAT p.l.c.’s unconsolidated contribution to the Group’s consolidated equity results is shown below:
BAT p.l.c.

As at 31 December	2022 £m	2021 £m
Total equity	36,682	35,977
Share capital	614	614
Share premium	113	107
Perpetual hybrid bonds	1,685	1,685
Other equity	34,270	33,571